EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY INCENTIVE PLAN [Abstract]
Stock Option Activity
A summary of the stock option activity under the 2013 Plan and the 2021 Plan is presented in the table below:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	7,369,541	$ 2.37	6.77	$ 4,094
Granted	3,514,510	8.89
Exercised	(2,661,252)	2.11
Forfeited	(495,827)	6.84
Outstanding at December 31, 2021	7,726,972	$ 5.14	7.58	$ 24,511
Options exercisable at December 31, 2021	4,023,711	2.83	6.18	$ 20,499
Vested and expected to vest at December 31, 2021	7,410,522	$ 5.03	7.51	$ 24,169

Assumptions Used to Value Option Grants	The assumptions used to value option grants to employees and nonemployees for the years ended December 31, 2021 and 2020, and employees for the year ended December 31, 2019 were as follows:
	2021	2020	2019
Risk-free interest rate	0.9% – 1.4%	0.3% – 0.6%	1.4% – 1.9%
Expected dividend yield	0%	0%	0%
Expected term	5.5 years − 6.3 years	5.0 years − 6.0 years	5.0 years – 6.2 years
Expected volatility	54% − 70%	70%	70%
The assumptions used to value option grants to nonemployees for the year ended December 31, 2019 were as follows:
2019
Risk-free interest rate	1.4% − 1.9%
Expected dividend yield	0%
Expected term	4.0 years − 10.0 years
Expected volatility	70%

Restricted Stock Activity
A summary of the RSU activity under the 2013 Plan and the 2021 Plan is presented in the table below:
	Number of Shares Underlying RSUs	Weighted Average Grant- Date Fair Value
Outstanding non-vested RSUs at December 31, 2020	—	$ —
Granted	4,861,315	8.03
Vested	(274,343)	8.53
Forfeited	—	—
Outstanding non-vested RSUs at December 31, 2021	4,586,972	$ 8.00

Stock-Based Compensation Expense
The Company’s stock-based compensation expense is allocated to the following operating expense categories as follows:
	Years ended December 31,
	2021	2020	2019
Research and development	$ 5,718	$ 1,290	$ 2,163
General and administrative	18,365	324	354
Sales and marketing	835	310	198
Total stock-based compensation expense	$ 24,918	$ 1,924	$ 2,715